SHORT TERM INVESTMENTS (Tables)	12 Months Ended
Aug. 31, 2021
Short Term Investment Abstract
Disclosure of short-term investments
The Company’s short-term investments included the following on August 31, 2021 and August 31, 2020:

DESCRIPTION	INTEREST %	AUGUST 31, 2021	AUGUST 31, 2020
GIC - maturing September 16, 2020	0.95%	$—	$10,000
GIC - maturing September 24, 2020	0.95%	—	10,000
GIC - maturing December 15, 2020	1.16%	—	10,000
GIC - maturing December 23, 2020	1.16%	—	10,000
GIC - maturing June 17, 2021	0.93%	—	10,000
GIC - maturing November 2, 2021	0.50%	60,000	—
GIC - maturing May 4, 2022	0.70%	60,138	—
GIC - maturing May 27, 2022	1.50%	8,032	—
Bond - Canada Revenue Agency		20	—
Equity securities in VIVO Cannabis Inc.		—	128
		$128,190	$50,128